Note 14 (Tables)	12 Months Ended
Dec. 31, 2022
Financial Assets At Amortised Cost [Abstract]
Financial assets at amortised cost [Table Text Block]
The breakdown of the balance under this heading in the consolidated balance sheets, according to the nature of the financial instrument, is as follows:

Financial assets at amortized cost (Millions of Euros)
	Notes	2022	2021	2020
Debt securities		43,606	34,781	35,737
Central banks		21	15	—
Government		40,389	32,130	28,727
Credit institutions		1,177	817	783
Other financial corporations		857	525	5,027
Non-financial corporations		1,162	1,295	1,200
Loans and advances to central banks		4,401	5,681	6,209
Loans and advances to credit institutions		16,031	13,276	14,575
Reverse repurchase agreements		5,251	2,788	1,914
Other loans and advances		10,780	10,488	12,661
Loans and advances to customers	7.2.2	358,023	318,939	311,147
Government		20,892	19,682	19,391
Other financial corporations		12,765	9,804	9,817
Non-financial corporations		165,510	140,993	136,424
Other		158,855	148,461	145,515
Total	8.1	422,061	372,676	367,668
Of which: impaired assets of loans and advances to customers	7.2.2	13,493	14,657	14,672
Of which: loss allowances of loans and advances	7.2.5	(11,291)	(11,142)	(12,141)
Of which: loss allowances of debt securities		(93)	(52)	(48)

Debt securities at amortized cost [Table Text Block]
The breakdown of the balance under the heading “Debt securities” in the consolidated balance sheets, according to the issuer of the debt securities, is as follows:

Financial assets at amortized cost. Debt securities. (Millions of Euros)
	2022				2021				2020
	Amortized cost	Unrealized gains	Unrealized losses	Fair value	Amortized cost	Unrealized gains	Unrealized losses	Fair value	Amortized cost	Unrealized gains	Unrealized losses	Fair value
Domestic debt securities
Government and other government agencies	18,397	10	(1,330)	17,077	17,693	1,326	(7)	19,013	13,656	1,212	—	14,868
Central banks	—	—	—	—	—	—	—	—	—	—	—	—
Credit institutions	—	—	—	—	—	—	—	—	—	—	—	—
Other issuers	144	1	(18)	127	337	10	(6)	341	4,835	59	(7)	4,887
Subtotal	18,541	11	(1,348)	17,204	18,031	1,336	(13)	19,353	18,492	1,271	(7)	19,756
Foreign debt securities
Mexico	10,743	—	—	10,743	8,464	182	(138)	8,508	7,771	534	(16)	8,289
Government and other government agencies	9,806	—	—	9,806	7,669	170	(131)	7,708	6,963	479	—	7,442
Central banks	—	—	—	—	—	—	—	—	—	—	—	—
Credit institutions	745	—	—	745	614	11	—	625	632	55	—	687
Other issuers	192	—	—	192	181	1	(7)	175	176	—	(16)	160
The United States	2,412	—	(10)	2,402	93	—	—	93	52	—	(26)	26
Government and other government agencies	2,159	—	(5)	2,154	10	—	—	10	14	—	—	14
Central banks	—	—	—	—	—	—	—	—	—	—	—	—
Credit institutions	28	—	(2)	27	26	—	—	26	23	—	(16)	7
Other issuers	224	—	(3)	221	57	—	—	57	15	—	(10)	5
Turkey	5,332	—	—	5,332	2,634	143	(95)	2,682	3,628	95	(25)	3,698
Government and other government agencies	5,325	—	—	5,325	2,628	143	(95)	2,676	3,621	95	(25)	3,691
Central banks	—	—	—	—	—	—	—	—	—	—	—	—
Credit institutions	6	—	—	6	5	—	—	5	6	—	—	6
Other issuers	—	—	—	—	—	—	—	—	1	—	—	1
Other countries	6,578	44	(343)	6,280	5,559	289	(37)	5,812	5,795	505	(1)	6,299
Other foreign governments and other government agency	4,701	32	(311)	4,423	4,144	257	(28)	4,374	4,473	467	(1)	4,939
Central banks	21	—	(1)	21	—	—	—	—	—	—	—	—
Credit institutions	397	2	(11)	389	171	—	—	171	122	—	—	122
Other issuers	1,458	10	(21)	1,448	1,243	32	(9)	1,267	1,200	38	—	1,238
Subtotal	25,065	45	(353)	24,757	16,750	614	(270)	17,094	17,245	1,134	(68)	18,311
Total	43,606	56	(1,701)	41,961	34,781	1,950	(284)	36,447	35,737	2,405	(75)	38,067

Debt securities by rating [Table Text Block]
As of December 31, 2022, 2021 and 2020, the distribution according to the credit quality (ratings) of the issuers of debt securities classified as financial assets at amortized cost, was as follows:

Debt securities by rating
	2022		2021		2020
	Carrying amount (Millions of Euros)%		Carrying amount (Millions of Euros)%		Carrying amount (Millions of Euros)%
AAA	3,068	7.0%	143	0.4%	151	0.4%
AA+	217	0.5%	77	0.2%	74	0.2%
AA	86	0.2%	76	0.2%	64	0.2%
AA-	108	0.2%	69	0.2%	48	0.1%
A+	13	—%	62	0.2%	42	—%
A	592	1.4%	619	1.8%	590	1.7%
A-	17,050	39.1%	16,312	46.9%	16,736	46.8%
BBB+	11,037	25.3%	9,336	26.8%	7,919	22.2%
BBB	4,265	9.8%	3,853	11.1%	942	2.6%
BBB-	535	1.2%	527	1.5%	4,499	12.6%
BB+ or below	5,967	13.7%	3,120	9.0%	3,928	11.0%
Unclassified	667	1.5%	587	1.7%	743	2.1%
Total	43,606	100.0%	34,781	100.0%	35,737	100.0%

Loans and advances to customers [Table Text Block]
The breakdown of the balance under this heading in the consolidated balance sheets, according to their nature, is as follows:

Loans and advances to customers (Millions of Euros)
	2022	2021	2020
On demand and short notice	4,101	3,161	2,835
Credit card debt	18,898	14,030	13,093
Trade receivables	25,987	19,524	15,544
Finance leases	8,571	7,911	7,650
Reverse repurchase agreements	102	23	71
Other term loans	294,059	268,047	267,031
Advances that are not loans	6,305	6,243	4,924
Total	358,023	318,939	311,147

Loans and advances maturing in more than one year by interest rate fixed and floating [Table Text Block]
The following table sets forth a breakdown of the gross carrying amount "Loans and advances to customers" with maturity greater than one year by fixed and variable rate as of December 31, 2022, 2021 and 2020:

Loans and advances maturing in more than one year by fixed and variable rate (Millions of Euros)
	2022			2021			2020
	Domestic	Foreign	Total	Domestic	Foreign	Total	Domestic	Foreign	Total
Fixed rate	59,394	67,874	127,269	56,756	62,228	118,984	46,104	66,444	112,548
Variable rate	69,647	53,440	123,087	75,544	44,237	119,781	86,710	41,452	128,162
Total	129,042	121,314	250,356	132,300	106,465	238,765	132,814	107,895	240,710

Securitized loans [Table Text Block]
This heading also includes some loans that have been securitized. The balances recognized in the consolidated balance sheets corresponding to these securitized loans are as follows:

Securitized loans (Millions of Euros)
	2022	2021	2020
Securitized mortgage assets	23,290	23,695	23,953
Other securitized assets	5,495	6,547	6,144
Total	28,784	30,242	30,098